1997 ANNUAL REPORT



IDS
New
Dimensions
Fund
(prospectus enclosed)


(icon of) dimension

The goal of IDS New Dimensions Fund, Inc. is long-term growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

             American Express Financial Advisors

             Distributed by American Express Financial Advisors Inc.

(icon of) dimension

Fast-track stocks

What type of stock has been the driving force behind the dramatic increases posted by U.S. and foreign stock markets in recent years? The answer is growth stocks -- that is, stocks of companies that have a track record of increasing their business and profits at a rapid pace. These companies, some large and well-known, others smaller and newly discovered, form the foundation of IDS New Dimensions Fund. The Fund looks for companies from around the world that not only have a history of continuous growth, but are believed to be poised to continue growing over the long term due to their management, marketing innovation and/or technological advances.

 Contents

(Icon of) One open book inside of another.

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

                1997 annual report

                From the president                                          4
                From the portfolio manager                                  4
                The Portfolio's ten largest holdings                        6
                Making the most of the Fund                                 7
                The Fund's long-term performance                            8
                Independent auditors' report (Fund)                         9
                Financial statements (Fund)                                10
                Notes to financial statements (Fund)                       13
                Independent auditors' report (Portfolio)                   17
                Financial statements (Portfolio)                           18
                Notes to financial statements (Portfolio)                  21
                Investments in securities                                  28
                IDS mutual funds                                           33
                Federal income tax information                             37

                1997 prospectus

                The Fund in brief                                          3p
                Goal                                                       3p
                Investment policies and risks                              3p
                Structure of the Fund                                      4p
                Manager and distributor                                    4p
                Portfolio manager                                          5p
                Alternative purchase arrangements                          5p

                Sales charge and Fund expenses                             6p

                Performance                                                8p
                Financial highlights                                       8p
                Total returns                                             10p

                Investment policies and risks                             13p
                Facts about investments and their risks                   13p
                Valuing Fund shares                                       16p

                How to purchase, exchange or redeem shares                17p
                Alternative purchase arrangements                         17p
                How to purchase shares                                    20p
                How to exchange shares                                    23p
                How to redeem shares                                      23p
                Reductions and waivers of the sales charge                28p

                Special shareholder services                              33p
                Services                                                  33p
                Quick telephone reference                                 33p

                Distributions and taxes                                   34p
                Dividend and capital gain distributions                   34p
                Reinvestments                                             35p
                Taxes                                                     35p
                How to determine the correct TIN                          37p

                How the Fund and Portfolio are organized                  38p
                Shares                                                    38p
                Voting rights                                             38p
                Shareholder meetings                                      38p
                Special considerations regarding
                  master/feeder structure                                 39p
                Board members and officers                                41p
                Investment manager                                        43p
                Administrator and transfer agent                          43p
                Distributor                                               44p

                About American Express Financial Corporation              45p
                General information                                       45p

                Appendix                                                  46p
                Descriptions of derivative instruments                    46p

(This annual report is not part of the prospectus.)

 To our shareholders

(picture of) William R. Pearce
William R. Pearce
President of the Fund

(picture of) Gordon M. Fines
Gordon M. Fines
Portfolio manager

      From the president

      If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

      That fact reinforces the need for an investor to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

      /s/ W.R. Pearce
      William R. Pearce

      From the portfolio manager

      A soaring stock market and good securities selection made for a highly rewarding fiscal year for IDS New Dimensions Fund. During the period -- August 1996 through July 1997 -- investors in Class A shares realized a total return (net asset value change and distributions) of 43.8%

      Although nothing more than a pleasant accident, the market's surge began almost in concert with the start of the Fund's fiscal year. A virtually ideal environment for stocks prevailed for most of the period, highlighted by low inflation, healthy corporate earnings, solid economic growth and generally low long-term interest rates. Not surprisingly, the stock market flourished, experiencing only one notable setback. That came last spring, when fear of a potential increase in inflation drove up long-term interest rates and sent stocks tumbling. Within weeks, though, the market had gotten back on its feet and began marching to new highs through the

(This annual report is not part of the prospectus.)

      end of the fiscal year. The Fund's performance basically tracked that of the broad market over the entire period.

      Characteristic of the market in recent years, stocks of large companies, commonly called "large-caps," fared considerably better than their smaller counterparts during the 12 months. Moreover, those with above-average profit increases -- growth companies -- were in particular favor with investors. For a large-cap growth fund such as this one, that proved to be a fruitful combination.

      Strongest sectors

      Consistent with my strategy of recent years, I kept most of the Fund's assets invested in stocks in the technology/ telecommunications, health care and financial/business services sectors, which continued to offer much of corporate America's greatest earnings growth. As for individual standout stocks, General Electric, Cisco Systems, Microsoft, Intel, Citicorp and Pfizer were among the Fund's biggest winners over the period. The great majority of the stock investments were domestic; only about 10% went into those of foreign firms, though I think that category is beginning to show more promise. Apart from some minor shifts, the structure of the portfolio was essentially unchanged during the period.

      You may recall that in my last report to shareholders I thought it unlikely that the stock market would continue to enjoy such a positive environment throughout 1997. While I still feel that way, at this point (mid-August) no major stumbling blocks have surfaced. I think the keys for the market continue to be the strength of corporate earnings and the direction of long-term interest rates. As we wait to see how these and other factors unfold in the months ahead, I plan to keep the Fund invested based on the themes -- technology/ telecommunications, health care and financial/business services -- that have worked to its advantage in recent years.

      /s/ Gordon M. Fines
      Gordon Fines


Class A
 12-month performance

(All figures per share)

Net asset value (NAV)

July 31, 1997        $25.69
July 31, 1996        $18.54
Increase             $ 7.15

Distributions
Aug. 1, 1996 - July 31, 1997

From income          $  0.13
From capital gains   $  0.67
Total distributions  $  0.80

Total return*        +43.8%**

Class B
 12-month performance

(All figures per share)

Net asset value (NAV)

July 31, 1997        $25.38
July 31, 1996        $18.38
Increase             $ 7.00

Distributions
Aug. 1, 1996 - July 31, 1997

From income          $ 0.04
From capital gains   $ 0.67
Total distributions  $ 0.71

Total return*        +42.7%**

Class Y
 12-month performance

(All figures per share)

Net asset value (NAV)

July 31, 1997        $25.72
July 31, 1996        $18.56
Increase             $ 7.16

Distributions
Aug. 1, 1996 - July 31, 1997

From income          $ 0.16
From capital gains   $ 0.67
Total distributions  $ 0.83

Total return*        +44.0%**


*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

(This annual report is not part of the prospectus.)

The Portfolio's ten largest holdings

                                         Percent                        Value
                     (of Portfolio's net assets)         (as of July 31, 1997)

  General Electric                         3.82%                 $533,425,000

  Intel                                    3.15                   440,700,000

  Citicorp                                 2.91                   407,250,000

  Pfizer                                   2.69                   375,637,500

  Norwest                                  2.25                   315,312,500

  Compaq Computer                          2.25                   314,187,500

  Microsoft                                2.23                   311,300,000

  Cisco Systems                            2.16                   302,337,500

  Monsanto                                 2.14                   298,875,000

  Deere & Co                               2.11                   295,750,000

(icon of) pie chart
The ten holdings listed here make up 25.71% of the Portfolio's net assets

(This annual report is not part of the prospectus.)

 Making the most of the Fund

      Build your assets systematically

      One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

      Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.


How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

      You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

(This annual report is not part of the prospectus.)

 The Fund's long-term performance

 Three ways to benefit from a mutual fund:

     oyour shares increase in value when the Fund's investments do well oyou receive capital gains when the gains on investments sold by the Fund exceed losses oyou receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

      All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.



How your $10,000 has grown in IDS New Dimensions Fund

                                                                 $44,758
$40,000                                              New Dimensions Fund
                                                                 Class A

$30,000

                                                       Lipper Growth
                                                        Fund Index
$20,000

                                     S&P 500
                                     Stock Index
$10,000

$9,500

      '87    '88   '89   '90    '91   '92    '93   '94    '95   '96   '97

      Assumes: oHolding period from 8/1/87 to 7/31/97. oReturns do not reflect taxes payable on distributions. oReinvestment of all income and capital gain distributions for the Fund, with a value of $23,509. Also see "Performance" in the Fund's current prospectus.

      Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P companies are generally larger than those in which the Portfolio invests.

      Lipper Growth Fund Index, published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to this Fund, although some funds in the index may have somewhat different investment policies or objectives.

 Average annual total return
 (as of July 31, 1997)
                                1 year         Since     5 years    10 years
                                          inception*
 Class A                       +36.62%           --%     +19.45%     +16.15%
 Class B                       +38.72%       +30.66%         --%         --%
 Class Y                       +44.02%       +33.04%         --%         --%
*Inception date was March 20, 1995.


      On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 and the Lipper Growth Fund Index. In comparing New Dimensions Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #57 to Registration Statement No. 2-28529 filed on or about September 26, 1997, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS mutual funds

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.

IDS mutual funds

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

 Federal income tax information

 IDS New Dimensions Fund, Inc.

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

      IDS New Dimensions Fund, Inc.
      Fiscal year ended July 31, 1997

      Class A
      Income distribution
      taxable as dividend income, 100% qualifying for deduction by corporations.

      Payable date                                                    Per share
      Dec. 31, 1996                                                    $0.12532

      Capital gain distribution
      taxable as long-term capital gain.

      Payable date                                                    Per share
      Dec. 31, 1996                                                    $0.66967
      Total distributions                                              $0.79499

(This annual report is not part of the prospectus.)

Federal income tax information

      Class B
      Income distribution
      taxable as dividend income, 100% qualifying for deduction by corporations.
      Payable date                                                    Per share
      Dec. 31, 1996                                                    $0.03791

      Capital gain distribution
      taxable as long-term capital gain.
      Payable date                                                    Per share
      Dec. 31, 1996                                                    $0.66967
      Total distributions                                              $0.70758

(This annual report is not part of the prospectus.)

      Class Y
      Income distribution
      taxable as dividend income, 100% qualifying for deduction by corporations.
      Payable date                                                    Per share
      Dec. 31, 1996                                                    $0.15695

      Capital gain distribution
      taxable as long-term capital gain.
      Payable date                                                    Per share
      Dec. 31, 1996                                                    $0.66967
      Total distributions                                              $0.82662

(This annual report is not part of the prospectus.)

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions


AMERICAN EXPRESS FINANCIAL ADVISORS

IDS New Dimensions Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.